Information About Non-controlling Interests - Summary of Financial Information on Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	₩ 11,976,685	₩ 12,157,814
Non-current assets	22,176,723	20,316,306
Current liabilities	10,111,455	9,394,123
Non-current liabilities	8,897,863	8,421,507
Equity	15,144,090	14,658,490	₩ 13,183,354	₩ 12,916,942
Operating revenue	24,899,189	23,436,050	23,546,929
Profit or loss for the year	699,274	719,412	546,341
Total comprehensive income (loss)	871,612	664,784	478,053
Cash flows from operating activities	3,745,173	4,010,464	3,877,749
Cash flows from investing activities	(3,887,472)	(2,704,130)	(3,483,245)
Cash flows from financing activities	(249,748)	(531,675)	(1,363,499)
Net (decrease)/increase in cash and cash equivalents	(397,528)	775,240	(972,129)
Cash and cash equivalents at beginning of year	2,703,422	1,928,182	2,900,311
Exchange differences	(5,481)	581	(3,134)
Cash and cash equivalents at end of year	₩ 2,305,894	₩ 2,703,422	₩ 1,928,182
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	49.73%	49.73%	49.73%
Current assets	₩ 459,077	₩ 301,739	₩ 324,632
Non-current assets	389,199	514,263	468,261
Current liabilities	123,506	112,411	185,995
Non-current liabilities	19,333	37,430	24,555
Equity	705,437	666,161	582,343
Operating revenue	704,996	694,059	687,752
Profit or loss for the year	56,008	52,010	57,314
Total comprehensive income (loss)	55,936	47,787	55,586
Cash flows from operating activities	152,549	183,474	99,269
Cash flows from investing activities	(101,594)	(139,846)	(81,758)
Cash flows from financing activities	(18,833)	(77,647)
Cash flows from financing activities before dividend paid to non-controlling interests			(19,739)
Dividend paid to non-controlling interests	(8,279)	(8,279)	(9,817)
Net (decrease)/increase in cash and cash equivalents	32,122	(34,019)	(2,228)
Cash and cash equivalents at beginning of year	31,728	65,747
Cash and cash equivalents at end of year	₩ 63,850	₩ 31,728	₩ 65,747
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	30.46%	30.46%	30.46%
Current assets	₩ 2,580,634	₩ 2,997,429	₩ 3,225,262
Non-current assets	1,332,348	724,950	823,001
Current liabilities	2,452,219	2,520,050	2,868,669
Non-current liabilities	142,013	110,486	86,369
Equity	1,318,750	1,091,843	1,093,225
Operating revenue	3,553,008	3,551,715	3,628,995
Profit or loss for the year	115,885	70,889	156,109
Total comprehensive income (loss)	289,122	116,604	141,719
Cash flows from operating activities	429,331	86,299	108,203
Cash flows from investing activities	(419,894)	128,538	(568,518)
Cash flows from financing activities	(5,744)	(117,561)
Cash flows from financing activities before dividend paid to non-controlling interests			(97,221)
Dividend paid to non-controlling interests	(18,900)	(35,924)	(29,490)
Gain or loss foreign currency translation			(184)
Net (decrease)/increase in cash and cash equivalents	3,693	97,276	(557,536)
Cash and cash equivalents at beginning of year	275,089	177,826
Exchange differences	380	(13)
Cash and cash equivalents at end of year	₩ 279,162	₩ 275,089	₩ 177,826
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	55.15%	55.15%	55.15%
Current assets	₩ 86,465	₩ 84,785	₩ 73,527
Non-current assets	31,587	39,279	41,598
Current liabilities	17,757	27,187	18,450
Non-current liabilities	2,009	1,030	487
Equity	98,286	95,847	96,188
Operating revenue	62,846	65,620	69,234
Profit or loss for the year	3,085	(5,545)	2,112
Total comprehensive income (loss)	2,469	(5,792)	2,362
Cash flows from operating activities	780	11,603	13,895
Cash flows from investing activities	(9,525)	(2,580)	(17,354)
Cash flows from financing activities	(687)
Net (decrease)/increase in cash and cash equivalents	(9,432)	9,023	(3,459)
Cash and cash equivalents at beginning of year	15,649	6,626
Cash and cash equivalents at end of year	₩ 6,217	₩ 15,649	₩ 6,626
KT Hitel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	32.87%	32.87%	32.87%
Current assets	₩ 115,694	₩ 161,162	₩ 150,368
Non-current assets	164,124	111,546	107,872
Current liabilities	62,378	63,231	49,922
Non-current liabilities	12,391	2,812	3,021
Equity	205,049	206,665	205,297
Operating revenue	323,065	279,117	227,884
Profit or loss for the year	1,426	657	3,225
Total comprehensive income (loss)	(1,840)	738	3,036
Cash flows from operating activities	49,870	43,855	28,320
Cash flows from investing activities	(50,138)	(26,335)	(36,086)
Cash flows from financing activities	(1,860)
Gain or loss foreign currency translation			(47)
Net (decrease)/increase in cash and cash equivalents	(2,128)	17,520	(7,766)
Cash and cash equivalents at beginning of year	39,186	21,647
Exchange differences	(15)	19
Cash and cash equivalents at end of year	₩ 37,043	₩ 39,186	₩ 21,647
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	13.18%	13.18%	13.18%
Current assets	₩ 55,908	₩ 52,367	₩ 73,023
Non-current assets	223,969	220,125	191,330
Current liabilities	64,218	85,648	90,569
Non-current liabilities	89,622	54,666	41,064
Equity	126,037	132,178	132,720
Operating revenue	332,063	328,262	317,591
Profit or loss for the year	(4,875)	166	2,885
Total comprehensive income (loss)	(6,558)	(1,517)	(490)
Cash flows from operating activities	52,693	40,351	57,262
Cash flows from investing activities	(44,393)	(76,969)	(43,483)
Cash flows from financing activities	(5,227)	10,000
Net (decrease)/increase in cash and cash equivalents	3,073	(26,618)	13,779
Cash and cash equivalents at beginning of year	5,708	32,326
Cash and cash equivalents at end of year	₩ 8,781	₩ 5,708	₩ 32,326